Income Taxes (Details) - Xos, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Income taxes , description		we have federal and state income tax net operating loss (NOL) carryforwards of $3,955, $4,990, and $16,667; which will expire over the next twenty years in California.
Valuation allowance	$ 13,800,000	$ 7,483
Net operating loss	$ 47,100,000